Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other current receivables [abstract]
Swiss VAT	SFr 309	SFr 234
Withholding tax	20	70
Total	SFr 329	SFr 304
Top of Range [Member]
Other current receivables [abstract]
Maturity period of assets	3 months